CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2025
CONTRACT LIABILITY

12. CONTRACT LIABILITY

The Company’s contract liability is deferred revenue which relates to revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) which amounted to $35,860 (June 30, 2024 – $89,976) as at June 30, 2025. Details of the Company’s contract liability is noted as follows:

	June 30, 2025	June 30, 2024
Opening balance	$89,976	$138,918
Additions	-	-
Changes in exchange rates	1,178	4,072
Revenue recognized from contract liability	(55,294)	(53,014)
Ending balance	$35,860	$89,976
Current portion	$35,860	$53,927
Long-term portion	-	36,049